UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 878-3520

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York       MAY 14, 2012
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Fourteen (14)

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $519,064 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
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 1   028-12377         Avenue Capital Management II GenPar, LLC
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 2   028-11224         Avenue Capital Management II, L.P.
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 3   028-12370         GL Partners IV, LLC
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 4   028-12368         Avenue Capital Partners IV, LLC
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 5   028-12383         Avenue Special Situations Fund IV, L.P.
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 6   028-13479         GL Partners V, LLC
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 7   028-13480         Avenue Capital Partners V, LLC
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 8   028-13481         Avenue Special Situations Fund V, L.P.
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 9   028-14289         Avenue Partners, LLC
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 10  028-14290         Avenue International Master GenPar, Ltd.
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 11  028-14294         Avenue International Master, L.P.
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 12  028-14819         Avenue Special Situations Fund VI (Master), L.P.
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 13  028-14820         Avenue Capital Partners VI, LLC
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 14  028-14823         GL Partners VI, LLC
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                                    FORM 13F INFORMATION TABLE

Name of                    Title of          CUSIP       Value   SH/Prn    SH/ Put/ Investment Other            Voting Authority
Issuer                     Class                        (x1000)  Amount    Prn Call Discretion Managers           Sole Shared None

Central European Media     NOTE 5.000% 11/15 153443AH9   $1,821  2,227,000 SH       DEFINED    1,2           2,227,000      0    0
Central European Media     NOTE 5.000% 11/15 153443AH9  $32,702 48,114,000 SH       DEFINED                 48,114,000      0    0
CIT Group, Inc.            COM NEW           125581801     $340      8,235 SH       DEFINED    1,2               8,235      0    0
CIT Group, Inc.            COM NEW           125581801   $3,016     73,131 SH       DEFINED    1,2,9            73,131      0    0
CIT Group, Inc.            COM NEW           125581801   $9,225    223,682 SH       DEFINED    1,2,9,10,11     223,682      0    0
CIT Group, Inc.            COM NEW           125581801  $10,918    264,732 SH       DEFINED    1,2,12,13,14    264,732      0    0
General Mtrs Co.           COM               37045V100   $2,875    112,099 SH       DEFINED    1,2             112,099      0    0
General Mtrs Co.           COM               37045V100     $350     13,627 SH       DEFINED    1,2,3,4,5        13,627      0    0
General Mtrs Co.           COM               37045V100   $1,494     58,263 SH       DEFINED    1,2,6,7,8        58,263      0    0
General Mtrs Co.           COM               37045V100  $16,192    631,263 SH       DEFINED    1,2,9,10,11     631,263      0    0
General Mtrs Co.           COM               37045V100  $21,324    831,355 SH       DEFINED    1,2,12,13,14    831,355      0    0
General Mtrs Co.           COM               37045V100   $5,222    203,593 SH       DEFINED    1,2,9           203,593      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118   $1,942    116,756 SH       DEFINED    1,2             116,756      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118     $385     23,164 SH       DEFINED    1,2,3,4,5        23,164      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118   $1,647     99,063 SH       DEFINED    1,2,6,7,8        99,063      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118  $15,199    913,974 SH       DEFINED    1,2,9,10,11     913,974      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118  $11,719    704,694 SH       DEFINED    1,2,12,13,14    704,694      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V118   $4,830    290,456 SH       DEFINED    1,2,9           290,456      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126   $1,326    118,354 SH       DEFINED    1,2             118,354      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126     $259     23,164 SH       DEFINED    1,2,3,4,5        23,164      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126   $1,110     99,063 SH       DEFINED    1,2,6,7,8        99,063      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126  $10,723    957,376 SH       DEFINED    1,2,9,10,11     957,376      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126  $12,552  1,120,694 SH       DEFINED    1,2,12,13,14  1,120,694      0    0
General Mtrs Co.           *W EXP 07/10/20   37045V126   $3,690    329,456 SH       DEFINED    1,2,9           329,456      0    0
IFM Invts Ltd.             ADS               45172L100   $4,288  6,126,234 SH       DEFINED                  6,126,234      0    0
Lear Corp.                 COM NEW           521865204     $694     14,930 SH       DEFINED    1,2              14,930      0    0
Lear Corp.                 COM NEW           521865204   $9,288    199,780 SH       DEFINED    1,2,9           199,780      0    0
Lear Corp.                 COM NEW           521865204  $18,853    405,518 SH       DEFINED    1,2,9,10,11     405,518      0    0
Magnachip Semiconductor    COM               55933J203  $14,836  1,236,325 SH       DEFINED    1,2           1,236,325      0    0
Magnachip Semiconductor    COM               55933J203  $78,323  6,526,958 SH       DEFINED    1,2,3,4,5     6,526,958      0    0
Magnachip Semiconductor    COM               55933J203  $98,213  8,184,421 SH       DEFINED    1,2,6,7,8     8,184,421      0    0
Magnachip Semiconductor    COM               55933J203  $38,220  3,185,000 SH       DEFINED    1,2,9,10,11   3,185,000      0    0
Magnachip Semiconductor    COM               55933J203  $13,210  1,100,874 SH       DEFINED    1,2,9         1,100,874      0    0
Navistar Intl Corp New     COM               63934E108     $211      5,205 SH       DEFINED    1,2               5,205      0    0
Navistar Intl Corp New     COM               63934E108   $1,268     31,354 SH       DEFINED    1,2,9            31,354      0    0
Navistar Intl Corp New     COM               63934E108   $5,718    141,358 SH       DEFINED    1,2,9,10,11     141,358      0    0
Spectrum Brands Hldgs Inc. COM               84763R101     $297      8,494 SH       DEFINED    1,2               8,494      0    0
Spectrum Brands Hldgs Inc. COM               84763R101   $4,225    120,845 SH       DEFINED    1,2,9           120,845      0    0
Spectrum Brands Hldgs Inc. COM               84763R101   $8,064    230,661 SH       DEFINED    1,2,9,10,11     230,661      0    0
Tenet Healthcare Corp.     COM               88033G100     $409     76,931 SH       DEFINED    1,2              76,931      0    0
Tenet Healthcare Corp.     COM               88033G100   $2,052    386,385 SH       DEFINED    1,2,9           386,385      0    0
Tenet Healthcare Corp.     COM               88033G100  $11,095  2,089,514 SH       DEFINED    1,2,9,10,11   2,089,514      0    0
Tenet Healthcare Corp.     COM               88033G100   $6,970  1,312,696 SH       DEFINED    1,2,12,13,14  1,312,696      0    0
TRW Automotive Hldgs Corp  COM               87264S106     $614     13,221 SH       DEFINED    1,2              13,221      0    0
TRW Automotive Hldgs Corp  COM               87264S106   $2,087     44,933 SH       DEFINED    1,2,9            44,933      0    0
TRW Automotive Hldgs Corp  COM               87264S106  $16,679    359,069 SH       DEFINED    1,2,9,10,11     359,069      0    0
Verso Paper Corp           COM               92531L108      $19     10,022 SH       DEFINED    1,2              10,022      0    0
Verso Paper Corp           COM               92531L108     $125     66,604 SH       DEFINED    1,2,9            66,604      0    0
Verso Paper Corp           COM               92531L108     $512    272,188 SH       DEFINED    1,2,9,10,11     272,188      0    0
Verso Paper Corp           COM               92531L108   $4,758  2,530,610 SH       DEFINED    1,2,12,13,14  2,530,610      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AB8      $12     35,852 SH       DEFINED    1,2              35,852      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AB8     $132    404,250 SH       DEFINED    1,2,9           404,250      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AB8     $317    973,730 SH       DEFINED    1,2,9,10,11     973,730      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AB8   $1,132  3,479,265 SH       DEFINED    1,2,12,13,14  3,479,265      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AC6      $29     43,027 SH       DEFINED    1,2              43,027      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AC6     $327    485,126 SH       DEFINED    1,2,9           485,126      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AC6     $789  1,168,548 SH       DEFINED    1,2,9,10,11   1,168,548      0    0
YRC Worldwide Inc          NOTE 10.000% 3/3  984249AC6   $2,818  4,175,369 SH       DEFINED    1,2,12,13,14  4,175,369      0    0
YRC Worldwide Inc.         COM PAR $.01      984249607      $12      1,793 SH       DEFINED    1,2               1,793      0    0
YRC Worldwide Inc.         COM PAR $.01      984249607     $134     20,214 SH       DEFINED    1,2,9            20,214      0    0
YRC Worldwide Inc.         COM PAR $.01      984249607     $323     48,691 SH       DEFINED    1,2,9,10,11      48,691      0    0
YRC Worldwide Inc.         COM PAR $.01      984249607   $1,154    173,983 SH       DEFINED    1,2,12,13,14    173,983      0    0